Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Capital
CET1 capital	$ 101,313	$ 98,748
Tier 1 capital	112,453	110,393
Total capital	126,286	122,399
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	606,835	590,306
Market risk	37,511	41,506
Operational risk	104,244	98,413
Total RWA	$ 748,590	$ 730,225
Capital ratios and Leverage ratio
CET1 ratio	13.50%	13.50%
Tier 1 capital ratio	15.00%	15.10%
Total capital ratio	16.90%	16.80%
Leverage ratio	4.30%	4.40%
Leverage ratio exposure	$ 2,608,763	$ 2,491,090
TLAC available and ratios
TLAC available	$ 235,104	$ 230,385
TLAC ratio	31.40%	31.50%
TLAC leverage ratio	9.00%	9.20%